Retirement Cornerstone® Series 19 Series E

Equitable Financial Life Insurance Company

Issued through: Separate Account No. 70

Contract Classes: Series E

Summary Prospectus for Existing Investors

May 1, 2021

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH159955. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Retirement Cornerstone® Series 19 are variable and fixed individual and group flexible premium deferred annuity contracts. This Summary Prospectus only describes Retirement Cornerstone® Series E (“Series E”). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your contract.

INVESTMENT OPTIONS

Portfolio Company and Variable Investment Option Mergers

Acquired Investment Option (no longer available for investment)		Acquiring Investment Option
Charter Moderate	merged into	EQ/All Asset Growth Allocation
Charter Moderate Growth	merged into	EQ/All Asset Growth Allocation
Charter Small Cap Value	merged into	1290 VT Small Cap Value
EQ/MFS Technology II	merged into	EQ/MFS Technology
Hartford Growth Opportunities HLS Fund	merged into	Hartford Disciplined Equity HLS Fund
Multimanager Mid Cap Growth	merged into	EQ/Janus Enterprise
Multimanager Mid Cap Value	merged into	EQ/American Century Mid Cap Value

Variable Investment Option Name Changes

Old Name	New Name
All Asset Growth-Alt 20	EQ/All Asset Growth Allocation
EQ/BlackRock Basic Value Equity	EQ/Value Equity
EQ/MFS International Value	EQ/MFS International Intrinsic Value
EQ/Oppenheimer Global	EQ/Invesco Global

OPTIONAL BENEFITS

Death Benefits

“Greater of” death benefit no longer available. The “Greater of” death benefit is no longer available as of June 15, 2020.

Living Benefits

GMIB issue age for jointly owned contracts increased to 55. If the contract is jointly owned, the GMIB can only be elected and funded if both owners are ages 55 through 80 (ages 55 through 70 for Series CP®) beginning on June 15, 2020.

Protected Benefit account funding age Increased to 55 years old for contracts with the GMIB. For contracts issued pursuant to applications signed on or after June 15, 2020, if you have the GMIB we will only accept contributions and transfers to the Protected Benefit account if you are age 55 or older. If there are joint owners, both owners must be at least age 55 to fund the Protected Benefit account.

GMIB Fee Increased to 1.40%. For contracts issued on or after March 29, 2021 the GMIB fee is 1.40%.

OTHER

Company Name Changes

Old Name	New Name
AXA Equitable Life Insurance Company	Equitable Financial Life Insurance Company
AXA Advisors, LLC	Equitable Advisors, LLC
AXA Distributors, LLC	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	Equitable Network, LLC

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Transaction Charges

You may be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract(1)	1.30%	1.30%
Investment options (Portfolio fees and expenses)(2)	0.58%	2.04%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.35%	2.50%

(1) Expressed as an annual percent of daily net assets in the variable investment options.

(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2020 and could change from year to year.

(3) Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions.

Lowest Annual Cost $1,729	Highest Annual Cost $5,491

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract and Portfolio fees and expenses

•   No optional benefits

•   No sales charge

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of optional benefits (GMIB and Highest Anniversary Value death benefit) and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.
RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Withdrawals may be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the guaranteed interest option, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, restrictions or limits with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transfering your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About Separate Account No. 70” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolio of the Trusts” in “Purchasing the Contract” in the Prospectus.

Optional Benefits

At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH159955. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
TYPE			1 year	5 year	10 year
Asset Allocation	1290 VT DoubleLine Dynamic Allocation - Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	1.20%^	13.10%	8.61%	8.80%
Fixed Income	1290 VT DoubleLine Opportunistic Bond - EIMG; DoubleLine Capital LP	0.95%^	4.26%	3.76%	4.01%
Equity	1290 VT Equity Income - EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC	0.95%^	-4.55%	1.57%	6.50%
Speciality	1290 VT GAMCO Mergers & Acquisitions - EIMG; GAMCO Asset Management, Inc.	1.30%^	-1.32%	0.66%	3.12%
Equity	1290 VT GAMCO Small Company Value - EIMG; GAMCO Asset Management, Inc.	1.07%	9.51%	4.48%	10.29%
Fixed Income	1290 VT High Yield Bond - EIMG; AXA Investment Managers, Inc., Post Advisory Group, LLC	1.05%^	6.48%	5.55%	6.93%
Equity	1290 VT Low Volatility Global Equity - EIMG	0.91%^	-1.33%	4.51%	7.99%
Equity	1290 VT Micro Cap - EIMG; BlackRock Investment Management, LLC; Lord, Abbett & Co. LLC	1.15%^	50.22%	22.77%	20.81%
Asset Allocation	1290 VT Moderate Growth AllocationΔ - EIMG	1.10%^	6.33%	—	—
Speciality	1290 VT Natural Resources - EIMG; AllianceBernstein L.P.	0.90%^	-15.65%	-6.96%	3.17%
Speciality	1290 VT Real Estate - EIMG; AllianceBernstein L.P.	0.90%^	-8.98%	1.57%	3.86%
Equity	1290 VT Small Cap Value - EIMG; Horizon Kinetics Asset Management LLC, BlackRock Investment Management, LLC	1.15%^	-1.51%	3.15%	8.99%
Equity	1290 VT SmartBeta Equity - EIMG; AXA Rosenberg Investment Management LLC	1.10%^	10.95%	9.78%	11.26%
Asset Allocation	EQ/AB Dynamic Aggressive GrowthΔ - EIMG; AllianceBernstein L.P.	1.20%^	2.70%	4.21%	—
Asset Allocation	EQ/AB Dynamic GrowthΔ - EIMG; AllianceBernstein L.P.	1.20%	3.73%	4.39%	6.31%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ - EIMG; AllianceBernstein L.P.	1.11%	4.43%	4.43%	5.93%
Equity	EQ/AB Small Cap Growth - EIMG; AllianceBernstein L.P.	0.92%	36.11%	17.00%	17.22%
Asset Allocation	EQ/Aggressive Growth Strategy† - EIMG	1.03%	14.52%	9.28%	10.50%
Asset Allocation	EQ/All Asset Growth Allocation - EIMG	1.25%	12.28%	7.32%	9.43%
Equity	EQ/American Century Mid Cap Value - EIMG; American Century Investment Management, Inc.	1.00%^	1.32%	—	—
Asset Allocation	EQ/American Century Moderate Growth AllocationΔ - EIMG; American Century Investment Management, Inc.	1.20%^	3.71%	—	—
Asset Allocation	EQ/AXA Investment Managers Moderate AllocationΔ - EIMG; AXA Investment Managers, Inc.	1.20%^	3.94%	—	—
Asset Allocation	EQ/Balanced Strategy† - EIMG	0.99%	11.20%	7.24%	7.50%
Equity	EQ/ClearBridge Large Cap Growth - EIMG; ClearBridge Investments, LLC	1.00%^	30.85%	19.85%	16.87%

	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
TYPE			1 year	5 year	10 year
Equity	EQ/ClearBridge Select Equity Managed Volatility† - EIMG; ClearBridge Investments, LLC, BlackRock Investment Management, LLC	1.06%^	36.15%	17.81%	16.14%
Equity	EQ/Common Stock Index - EIMG; AllianceBernstein L.P.	0.68%^	19.77%	13.68%	14.60%
Asset Allocation	EQ/Conservative Growth Strategy† - EIMG	0.99%	9.93%	6.43%	6.45%
Asset Allocation	EQ/Conservative Strategy† - EIMG	0.95%^	7.26%	4.84%	4.32%
Fixed Income	EQ/Core Bond Index - EIMG; SSGA Funds Management, Inc.	0.65%^	6.09%	4.17%	3.06%
Equity	EQ/Emerging Markets Equity PLUS - EIMG; EARNEST Partners, LLC, AllianceBernstein L.P.	1.29%^	14.10%	4.53%	10.91%
Equity	EQ/Equity 500 Index - EIMG; AllianceBernstein, L.P.	0.55%^	17.78%	13.53%	14.52%
Equity	EQ/Fidelity Institutional AM® Large Cap - EIMG; FIAM LLC	0.87%^	26.32%	—	—
Asset Allocation	EQ/First Trust Moderate Growth AllocationΔ - EIMG; First Trust Advisors L.P.	1.20%^	6.73%	—	—
Asset Allocation	EQ/Franklin Growth Allocation(1)Δ - EIMG; QS Investors, LLC (a wholly-owned subsidiary of Legg Mason Inc.)	1.20%^	1.58%	—	—
Asset Allocation	EQ/Franklin Moderate Allocation(2)Δ - EIMG; QS Investors, LLC (a wholly-owned subsidiary of Legg Mason Inc.)	1.20%^	2.85%	3.60%	—
Equity	EQ/Franklin Rising Dividends - EIMG; Franklin Advisers, Inc.	0.87%^	16.19%	—	—
Fixed Income	EQ/Franklin Strategic Income - EIMG; Franklin Advisers, Inc.	0.93%^	4.99%	—	—
Asset Allocation	EQ/Goldman Sachs Growth AllocationΔ - EIMG; Goldman Sachs Asset Management L.P.	1.20%^	2.79%	—	—
Equity	EQ/Goldman Sachs Mid Cap Value - EIMG; Goldman Sachs Asset Management L.P.	1.09%^	8.46%	—	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ - EIMG; Goldman Sachs Asset Management L.P.	1.20%^	4.96%	5.42%	6.50%
Asset Allocation	EQ/Growth Strategy† - EIMG	1.02%	13.64%	8.66%	9.55%
Fixed Income	EQ/Intermediate Government Bond - EIMG; SSGA Funds Management, Inc.	0.65%^	4.34%	3.08%	2.00%
Equity	EQ/International Core Managed Volatility† - EIMG; Federated Global Investment Management Corp., Massachusetts Financial Services Company d/b/a MFS Investment Management, EARNEST Partners, LLC, BlackRock Investment Management, LLC	1.06%	8.46%	4.18%	7.44%
Equity	EQ/International Equity Index - EIMG; AllianceBernstein L.P.	0.79%^	3.93%	2.49%	6.26%
Equity	EQ/Invesco Comstock - EIMG; Invesco Advisers, Inc.	1.00%^	-0.77%	2.79%	8.51%
Equity	EQ/Invesco Global - EIMG; Invesco Advisers, Inc.	1.15%^	27.00%	12.95%	14.34%
Speciality	EQ/Invesco Global Real Assets(3) - EIMG; Invesco Advisers, Inc., Invesco Asset Management Ltd.	1.20%^	-12.22%	—	—
Equity	EQ/Invesco International Growth - EIMG; Invesco Advisers, Inc.	1.15%^	13.61%	—	—
Asset Allocation	EQ/Invesco Moderate AllocationΔ - EIMG; Invesco Advisers, Inc.	1.20%^	8.53%	5.66%	5.98%
Asset Allocation	EQ/Invesco Moderate Growth Allocation - EIMG; Invesco Advisers, Inc.	1.20%^	9.14%	—	—
Equity	EQ/Janus Enterprise - EIMG; Janus Capital Management LLC	1.05%^	18.78%	16.77%	14.26%
Asset Allocation	EQ/JPMorgan Growth AllocationΔ - EIMG; J.P. Morgan Investment Management, Inc.	1.20%^	8.76%	6.30%	—
Equity	EQ/JPMorgan Value Opportunities - EIMG; J.P. Morgan Investment Management Inc.	0.98%	11.09%	6.23%	11.39%
Equity	EQ/Large Cap Growth Index - EIMG; AllianceBernstein L.P.	0.73%	37.36%	22.01%	20.08%
Equity	EQ/Large Cap Value Index - EIMG; AllianceBernstein L.P.	0.75%	2.22%	5.37%	9.02%
Equity	EQ/Large Cap Value Managed Volatility† - EIMG; AllianceBernstein L.P., BlackRock Investment Management. LLC, Massachusetts Financial Services Company d/b/a MFS Investment Management	0.86%	5.68%	6.08%	9.41%
Equity	EQ/Lazard Emerging Markets Equity - EIMG; Lazard Asset Management LLC	1.35%^	-1.56%	—	—
Equity	EQ/Loomis Sayles Growth - EIMG; Loomis Sayles & Company, L.P.	1.05%^	30.95%	18.59%	19.11%
Equity	EQ/MFS International Growth - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	15.45%	9.98%	12.37%
Equity	EQ/MFS International Intrinsic Value - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%^	20.03%	—	—

	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
TYPE			1 year	5 year	10 year
Equity	EQ/MFS Mid Cap Focused Growth - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	29.76%	—	—
Speciality	EQ/MFS Technology - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.13%	46.83%	—	—
Speciality	EQ/MFS Utilities Series - EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%^	5.55%	—	—
Equity	EQ/Mid Cap Index - EIMG; AllianceBernstein L.P.	0.72%	12.80%	7.70%	11.58%
Equity	EQ/Mid Cap Value Managed Volatility† - EIMG; Diamond Hill Capital Management, Inc., Wellington Management Company LLP, BlackRock Investment Management, LLC	0.97%	4.94%	4.82%	8.77%
Asset Allocation	EQ/Moderate Allocation† - EIMG	1.08%	11.32%	7.00%	7.45%
Asset Allocation	EQ/Moderate Growth Strategy† - EIMG	1.00%	12.38%	7.94%	8.52%
Money Market	EQ/Money Market(4) - EIMG; BNY Mellon Investment Adviser, Inc.	0.71%	0.20%	1.00%	0.68%
Fixed Income	EQ/PIMCO Global Real Return - EIMG; Pacific Investment Management Company LLC	0.98%^	10.33%	5.59%	5.97%
Fixed Income	EQ/PIMCO Real Return - EIMG; Pacific Investment Management Company LLC	0.84%^	11.28%	—	—
Fixed Income	EQ/PIMCO Total Return - EIMG; Pacific Investment Management Company LLC	0.75%^	8.58%	—	—
Fixed Income	EQ/PIMCO Ultra Short Bond - EIMG; Pacific Investment Management Company LLC	0.80%^	1.07%	1.53%	1.71%
Equity	EQ/Small Company Index - EIMG; AllianceBernstein L.P.	0.64%	19.74%	9.96%	12.82%
Equity	EQ/T.Rowe Price Growth Stock - EIMG; T. Rowe Price Associates, Inc.	1.00%^	36.54%	20.77%	18.94%
Speciality	EQ/T. Rowe Price Health Sciences - EIMG; T. Rowe Price Associates, Inc.	1.20%^	26.91%	—	—
Equity	EQ/Value Equity - EIMG; Aristotle Capital Management, LLC	0.92%	2.82%	5.30%	8.29%
Speciality	EQ/Wellington Energy - EIMG; Wellington Management Company LLP	1.19%^	-37.39%	—	—
Equity	Multimanager Aggressive Equity - EIMG; AllianceBernstein L.P., ClearBridge Investments, LLC, 1832 Asset Management U.S. Inc., T. Rowe Price Associates, Inc., Westfield Capital Management Company, L.P.	0.97%	38.82%	22.70%	20.02%
Speciality	Multimanager Technology - EIMG; Allianz Global Investors U.S. LLC, AllianceBernstein L.P., Wellington Management Company LLP	1.25%^	53.26%	29.30%	26.79%
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in “Purchasing the Contract” for more information regarding volatility management.

Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified In the chart. See “Portfolios of the Trusts” in “Purchasing the Contract” for more information regarding volatility management.

^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is EQ/Legg Mason Growth Allocation which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the variable investment option’s new name. The variable investment option’s former name is EQ/Legg Mason Moderate Allocation which may continue to be used in certain documents for a period of time after the date of this prospectus.

(3)

This is the variable investment option’s new name. The variable investment option’s former name is EQ/Invesco Global Real Estate which may continue to be used in certain documents for a period of time after the date of this prospectus.

(4)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
TYPE			1 year	5 year	10 year
Equity	American Funds Insurance Series® Global Small Capitalization Fund - Capital Research and Management Company	1.24%	29.39%	14.15%	9.17%
Equity	American Funds Insurance Series® New World Fund ® - Capital Research and Management Company	1.09%^	23.29%	13.05%	6.28%
Fixed Income	American Funds Insurance Series® The Bond Fund of America(1) - Capital Research and Management Company	0.71%^	9.38%	4.66%	3.67%

	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
TYPE			1 year	5 year	10 year
Asset Allocation	BlackRock Global Allocation V.I. - BlackRock Advisors, LLC	6.00%^	20.79%	9.17%	6.61%
Equity	BlackRock Large Cap Focus Growth V.I. - BlackRock Advisors, LLC	1.03%^	43.43%	22.07%	17.39%
Equity	ClearBridge Variable Aggressive Growth - Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.05%	17.73%	9.47%	12.69%
Equity	ClearBridge Variable Appreciation - Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	0.99%	14.48%	13.67%	—
Equity	ClearBridge Variable Dividend Strategy - Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.01%	7.50%	12.89%	11.87%
Equity	ClearBridge Variable Mid Cap - Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.10%	15.10%	10.33%	10.76%
Speciality	Eaton Vance VT Floating-Rate Income - Eaton Vance Management	1.20%	2.00%	4.22%	3.42%
Equity	Fidelity® VIP Mid-Cap - Fidelity Management & Research Company	0.87%	17.87%	10.79%	9.22%
Fixed Income	Fidelity® VIP Strategic Income - Fidelity Management & Research Company	0.92%	7.25%	6.02%	4.58%
Asset Allocation	First Trust Multi Income AllocationΔ - First Trust Advisors L.P.	1.10%^	2.49%	5.72%	—
Asset Allocation	First Trust/Dow Jones Dividend & Income Allocation† - First Trust Advisors L.P.	1.20%^	7.81%	9.44%	—
Asset Allocation	Franklin Allocation VIP - Franklin Advisers, Inc.	0.82%^	11.74%	8.93%	7.59%
Asset Allocation	Franklin Income VIP - Franklin Advisers, Inc.	0.72%^	0.69%	6.94%	5.98%
Equity	Hartford Disciplined Equity HLS - Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.14%	17.46%	14.31%	14.34%
Equity	Invesco V.I. Diversified Dividend Fund - Invesco Advisers, Inc.	0.96%	-0.13%	7.35%	9.71%
Asset Allocation	Invesco V.I. Equity and Income Fund - Invesco Advisers, Inc.	0.82%^	9.65%	8.61%	8.29%
Fixed Income	Invesco V.I. High Yield Fund - Invesco Advisers, Inc.	1.19%^	2.90%	5.71%	4.99%
Equity	Invesco V.I. Main Street Mid Cap Fund®(2) - Invesco Advisers, Inc.	1.19%	8.94%	9.33%	7.55%
Equity	Invesco V.I. Small Cap Equity Fund - Invesco Advisers, Inc.	1.21%	26.87%	11.55%	9.87%
Fixed Income	Ivy VIP High Income - Ivy Investment Management Company	0.97%	6.03%	7.42%	6.52%
Fixed Income	Lord Abbett Bond Debenture - Lord, Abbett & Co. LLC	0.91%	7.30%	7.41%	6.44%
Equity	MFS® Investors Trust Series - Massachusetts Financial Services Company	1.04%^	13.60%	13.38%	12.22%
Equity	MFS® Massachusetts Investors Growth Stock - Massachusetts Financial Services Company	1.04%	22.20%	18.39%	14.71%
Equity	Neuberger Berman International Equity - Neuberger Berman Investment Advisers LLC	1.51%^	12.57%	8.24%	5.97%
Speciality	Neuberger Berman U.S. Equity Index PutWrite Strategy - Neuberger Berman Investment Advisers LLC	1.07%^	8.26%	4.28%	—
Speciality	PIMCO CommodityRealReturn® Strategy - Pacific Investment Management Company LLC	1.34%^	1.23%	2.54%	-5.49%
Fixed Income	PIMCO Income - Pacific Investment Management LLC	0.94%	6.41%	—	—
Speciality	ProFund VP Biotechnology - ProFund Advisors LLC	1.67%	15.38%	5.35%	15.95%
Fixed Income	Putnam VT Diversified Income - Putnam Investment Management, LLC; Putnam Investments Limited	1.05%	-0.90%	4.27%	3.46%
Asset Allocation	QS Legg Mason Dynamic Multi-Strategy VIT - Legg Mason Partners Fund Advisor, LLC; QS Investors, LLC, and Western Asset Management Company	1.26%	-8.31%	2.16%	4.22%
Equity	Templeton Developing Markets VIP - Templeton Asset Management Ltd.	1.44%	17.18%	15.57%	3.66%
Speciality	Templeton Global Bond VIP - Franklin Advisers, Inc.	0.74%^	-5.28%	0.66%	1.56%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is American Funds Insurance Series® Bond Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the variable investment option’s new name. The variable investment option’s former name is Invesco V.I. Mid Cap Core Equity which may continue to be used in certain documents for a period of time after the date of this prospectus.

Amounts you allocate to the Protected Benefit account variable investment options fund your Guaranteed benefits.

Protected Benefit Account Variable Investment Options
1290 VT Moderate Growth Allocation	EQ/First Trust Moderate Growth Allocation
EQ/AB Dynamic Aggressive Growth	EQ/Franklin Growth Allocation
EQ/AB Dynamic Growth	EQ/Franklin Moderate Allocation
EQ/AB Dynamic Moderate Growth	EQ/Goldman Sachs Growth Allocation
EQ/Aggressive Growth Strategy	EQ/Goldman Sachs Moderate Growth Allocation
EQ/American Century Moderate Growth Allocation	EQ/Growth Strategy
EQ/AXA Investment Managers Moderate Allocation	EQ/Invesco Moderate Allocation
EQ/Balanced Strategy	EQ/Invesco Moderate Growth Allocation
EQ/Conservative Growth Strategy	EQ/JPMorgan Growth Allocation
EQ/Conservative Strategy	EQ/Moderate Growth Strategy

Retirement Cornerstone® Series 19 Series E

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Retirement Cornerstone® Series 19 Series E, the Company and Separate Account No. 70. The Prospectus and SAI each dated May 1, 2021 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH159955.

Class/Contract Identifier: C000211599

Retirement Cornerstone® Series is issued by and is a registered service mark of Equitable Financial Life Insurance Company (Equitable).

Co-distributed by affiliates Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN) and Equitable Distributors, LLC., 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2021 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company, 1290 Avenue of the Americas, New York, NY 10104 (212) 554-1234

(#139446)